Operations Classified as Held for Sale	12 Months Ended
Dec. 31, 2024
Assets And Liabilities Classified As Held For Sale [Abstract]
Operations Classified as Held for Sale	Operations classified as held for sale
The breakdown of non-current assets and disposal groups held for sale and liabilities associated at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Fiber optic assets in Peru	77	273
Goodwill (Note 7)	—	34
Property, plant and equipment (Note 8)	33	198
Others	44	41
Investment in Nabiax	58	—
Other assets	3	—
Non-current assets and disposal groups held for sale	138	273

Millions of euros	12/31/2024	12/31/2023
Liabilities associated with Fiber optic assets in Peru	33	37
Liabilities associated with non-current assets and disposal groups held for sale	33	37
Fiber optic business in Peru
On July 6, 2023, Telefónica Hispanoamérica, S.A.U. entered into share subscription agreements with a subsidiary of KKR and Entel Perú for the entry of both companies, with 54% and 10% respectively, into the share capital of Pangea, the wholesale fiber optic company in Peru. After the admittance of the regulatory authorizations with conditions by the regulator in September 2024, the closing of the transaction is pending of the final agreement between the parties.
Following the analysis of recoverability of Pangea's assets at the end of 2024, an impairment loss of tangible fixed assets amounting to 108 million euros has been recorded (see Note 26), as well as a reversal of deferred tax assets amounting to 13 million euros.
Also in July 2023, Telefónica del Perú, S.A.A. and Entel agreed to sell certain assets of their fiber-to-the-home infrastructure to Pangea. In 2024, the scope of this agreement was redefined, ruling out the contribution of fiber assets by Telefónica del Perú, S.A.A., which resulted in the reclassification of 118 million euros to Property, plant and equipment (see Note 8).
As a result of the goodwill impairment test, an impairment of 34 million euros was recorded in 2024 (see Note 26), corresponding to the goodwill allocated to the business subject to the previous agreement.
Investment in Nabiax
On November 8, 2024, Nabiax's majority shareholder, Asterion (80% stake), reached an agreement with the Aermont Group to sell its shares in Nabiax. In compliance with the provisions of the original shareholders' agreement between Asterion and Telefónica Infra, S.L. (which owns the remaining 20%), Asterion has notified this transaction to Telefónica Infra, S.L. and has required it to adhere to the aforementioned sale agreement (see Note 10).